RELATED PARTY TRANSACTIONS (Details) - USD ($)					6 Months Ended
	Oct. 14, 2020	Oct. 08, 2020	Sep. 17, 2020	Jul. 16, 2020	Dec. 31, 2020	Nov. 13, 2020
Director | Restricted Stock Units (RSUs) [Member]
Related Party Transaction [Line Items]
Number of shares available for grant (in shares)						100,000
Affiliated Entity
Related Party Transaction [Line Items]
Sponsor for monthly fee					$ 10,000
Accrued Liabilities					$ 25,000
Sponsor
Related Party Transaction [Line Items]
Debt Instrument, Face Amount				$ 25,000
Units issued (in shares)				2,875,000
Number of shares issued to sponsor cancelled				1
Number of shares held by sponsor		20,125,000	18,687,500
Number of shares held by sponsor subject to forfeiture				2,625,000
Percentage of issued and outstanding shares after the Initial Public Offering held by the sponsor				20.00%
Related Party Loans [Member]
Related Party Transaction [Line Items]
Price of warrants (in dollars per share)					$ 2.00
Related Party Loans [Member] | Maximum
Related Party Transaction [Line Items]
Loans convertible into warrants					$ 2,500,000
Initial Public Offering
Related Party Transaction [Line Items]
Units issued (in shares)	80,500,000
Initial Public Offering | Sponsor
Related Party Transaction [Line Items]
Services fee					$ 5,000
Notes Payable, Other Payables [Member] | Sponsor
Related Party Transaction [Line Items]
Debt Instrument, Face Amount			$ 400,000	$ 300,000
Subsequent Events | Initial Public Offering
Related Party Transaction [Line Items]
Units issued (in shares)	80,500,000
Subsequent Events | Notes Payable, Other Payables [Member] | Sponsor
Related Party Transaction [Line Items]
Due to Related Parties, Current	$ 400,000
Class A ordinary shares | Sponsor
Related Party Transaction [Line Items]
Sale of stock, price per share				$ 12.00